Stock-Based Compensation		8 Months Ended
	Feb. 06, 2024	Sep. 30, 2024
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation

6. Stock-Based Compensation

On February 6, 2024, the Company’s Board of Directors approved the 2024 Equity Incentive Plan (the “2024 Plan”), under which the Company may grant stock options, restricted stock awards, restricted stock units, or other stock-based awards to its employees, officers, directors, consultants, and advisors. The Company reserved 213,085 shares of its common stock for issuance under the 2024 Plan. As of February 6, 2024, no awards had been issued under the plan.

8. Stock-Based Compensation

2024 Equity Incentive Plan

The 2024 Equity Incentive Plan (“2024 Plan”) was adopted by the board of directors of Pre-Merger Oruka on February 6, 2024. The 2024 Plan provided for Pre-Merger Oruka to grant stock options, restricted stock awards, restricted stock units, and other stock-based awards to employees, officers, directors, consultants, and advisors. Equity Incentive Stock options granted under the 2024 Plan generally vest over four years, subject to the participant’s continued service, and expire after ten years, although stock options have been granted with vesting terms less than four years. As of September 30, 2024, there are no shares of common stock available for issuance.

2024 Stock Incentive Plan

On August 22, 2024, the 2024 Stock Incentive Plan (“2024 Stock Plan”) was approved by the Company’s stockholders and on August 29, 2024, the board of directors of the Company (the “Board”) ratified the 2024 Stock Plan. The 2024 Stock Plan allows for the grant of stock options, stock appreciation rights, restricted stock awards, restricted stock units, other stockholder-based awards and incentive bonuses. The 2024 Stock Plan is administered by the Compensation Committee of the Board (the “Compensation Committee”) or another committee designated by the Board to administer the Plan. The initial share pool under the 2024 Stock Plan is 4,634,891 shares of Company Common Stock and as of September 30, 2024, there are 4,526,324 shares available in the pool. The shares that may be issued under the 2024 Stock Plan will be automatically increased on January 1 of each year beginning in 2025 and ending with a final increase on January 1, 2034 in an amount equal to 5% of the diluted stock (including Company Common Stock, preferred stock and unexercised pre-funded warrants) on the preceding December 31, unless a lower, or no, increase is determined by the Compensation Committee. Current or prospective employees, officers, non-employee directors, and other independent service providers of the Company and its subsidiaries are eligible to participate in the 2024 Stock Plan.

2024 Employee Stock Purchase Plan

The 2024 Employee Stock Purchase Plan (the “ESPP”) was approved by the board of directors of ARCA on July 20, 2024, and by ARCA’s stockholders on August 22, 2024. The ESPP became effective on August 29, 2024, at which time 463,489 shares were reserved for issuance. The shares that may be issued under the ESPP will be automatically increased on January 1 of each year beginning in 2025 and ending with a final increase on January 1, 2034 in an amount equal to 1% of the diluted stock (including Company Common Stock, preferred stock and unexercised pre-funded warrants) on the preceding December 31, unless a lower, or no, increase is determined by the Compensation Committee. As of September 30, 2024, no shares have been issued out of the ESPP.

Stock Option Valuation

The following table summarizes the weighted-average assumptions used in calculating the fair value of the awards for the three months ended September 30, 2024 and for the period from February 6, 2024 (inception) to September 30, 2024:

	Three Months Ended September 30, 2024	Period from February 6, 2024 (Inception) to September 30, 2024
Expected term (in years)	6.1	6.1
Expected volatility	97.3%	101.0%
Risk-free interest rate	3.5%	4.3%
Expected dividend yield	—%	—%

Stock Options

The following table summarizes the stock option activities under the 2024 Plan and 2024 Stock Plan for the period of February 6, 2024 (inception) through September 30, 2024:

	Number of Stock Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value (in Thousands)
Balance as of February 6, 2024 (inception)	—	$—	—	$—
Granted	1,287,760	$7.97
Exercised	—	$—
Forfeited	—	$—
Balance as of September 30, 2024	1,287,760	$7.97	9.6	$21,507
Vested and expected to vest, September 30, 2024	1,287,760	$7.97	9.6	$21,507
Exercisable, September 30, 2024	—	$—	—	$—

The weighted average grant-date fair value per share of stock options granted during the period from February 6, 2024 (inception) to September 30, 2024 was $6.44 per share. Aggregate intrinsic value represents the difference between the estimated fair value of the underlying Company Common Stock and the exercise price of outstanding, in-the-money employee stock options.

Restricted Stock Awards

In February 2024 and March 2024, the Company issued 2,207,553 shares of RSAs to certain employees, directors, and consultants at a price of $0.0001 per share, the then par value of Pre-Merger Oruka Common Stock. Such RSAs have service-based vesting conditions only and vest over a four-year period, during which time all unvested shares are subject to forfeiture in the event the holder’s service with the Company voluntarily or involuntarily terminates.

The following table summarizes the RSAs activity for the period from February 6, 2024 (inception) through September 30, 2024:

	Number of RSAs	Weighted Average Grant Date Fair Value
Unvested balance as of February 6, 2024 (inception)	—	$—
Granted	2,207,553	—
Unvested balance as of September 30, 2024	2,207,553	$—

Option Agreements and Paruka Warrant Obligation

In March 2024, the Company entered into antibody discovery and option agreements with Paragon and Paruka (the “Option Agreements”). Under the terms of Option Agreements, Paragon identifies, evaluates, and develops antibodies directed against certain mutually agreed therapeutic targets of interest to the Company, and the Company has the exclusive option to, on a research program-by-research program basis, be granted an exclusive, worldwide license to all of Paragon’s right, title, and interest in and to the intellectual property resulting from the applicable research program to develop, manufacture and commercialize the antibodies and products directed to the selected target(s). Paruka will be entitled to grants of warrants to purchase a number of shares equal to 1.00% of then outstanding shares of the Company’s stock, on a fully diluted basis, on December 31, 2024 and December 31, 2025, at the fair market value determined by the Board (the “Paruka Warrant Obligation”). The grant dates for the issuance of warrants are expected to be December 31, 2024 and December 31, 2025 as all terms of the award, including number of shares and exercise price, will be known by all parties. The service inception period for the grant precedes the grant date, with the full award being vested as of the grant date with no post-grant date service requirement. Accordingly, the warrants expected to be granted to Paruka were accounted for as a liability on the condensed balance sheet and, after the initial recognition, the liability is adjusted to fair value at the end of each reporting period, with changes in fair value recorded in the statement of operations and comprehensive loss as stock-based compensation expenses under research and development expenses. As of September 30, 2024, the estimated fair value of warrants to be granted on December 31, 2024 was $11.0 million. For the three months ended September 30, 2024 and the period from February 6, 2024 (inception) to September 30, 2024, $7.3 million and $7.7 million were recognized as stock-based compensation expenses related to the Paruka Warrant Obligation, respectively.

Employee Warrants

As stated above, on July 3, 2024, the Subscription Agreement was amended and restated, among other things, for employee warrants to be issued to certain Pre-Merger Oruka’s employees, directors, and service providers, immediately prior to the closing of the Merger. Pursuant to this amendment, during the three months ended September 30, 2024, the Company issued 3,054,358 employee warrants at an exercise price of $7.80 per warrant, which are accounted as equity in the condensed consolidated financial statements.

The following table summarizes the employee warrant activity for the period from February 6, 2024 (inception) through September 30, 2024:

	Number of Warrants	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value (in Thousands)
Balance as of February 6, 2024 (inception)	—	$—	—	$—
Granted	3,054,358	$7.80
Exercised	—	$—
Forfeited	—	$—
Balance as of September 30, 2024	3,054,358	$7.80	9.8	$51,038
Vested and expected to vest, September 30, 2024	3,054,358	$7.80	9.8	$51,038
Vested and exercisable, September 30, 2024	—	$—	—	$—

The weighted average grant-date fair value per share of employee warrants granted during the period from February 6, 2024 (inception) to September 30, 2024 was $6.27 per share. Aggregate intrinsic value represents the difference between the estimated fair value of the underlying Company Common Stock and the exercise price of outstanding, in-the-money employee warrants.

The following table summarizes the weighted-average assumptions used in calculating the fair value of the employee warrants for the three months ended September 30, 2024 and for the period from February 6, 2024 (inception) to September 30, 2024:

	Three Months Ended September 30, 2024	Period from February 6, 2024 (Inception) to September 30, 2024
Expected term (in years)	6.1	6.1
Expected volatility	99.0%	99.0%
Risk-free interest rate	4.2%	4.2%
Expected dividend yield	—%	—%

Stock-Based Compensation Expense

The following table summarizes the classification of the Company’s stock-based compensation expense in the condensed consolidated statement of operations and comprehensive loss (in thousands):

	Three Months Ended September 30, 2024	Period from February 6, 2024 (Inception) to September 30, 2024
Research and development	$7,772	$8,310
General and administrative	1,229	1,459
Total	$9,001	$9,769

As of September 30, 2024, total unrecognized compensation cost related to the unvested stock options was $7.5 million, which is expected to be recognized over a weighted average period of approximately 3.4 years. As of September 30, 2024, total unrecognized compensation cost related to the unvested RSAs was less than $0.1 million, which is expected to be recognized over a weighted average period of 3.4 years. As of September 30, 2024, the unrecognized compensation cost related to the employee warrants was $17.8 million, which is expected to be recognized over a weighted average period of 3.6 years.

The following table summarizes the award types of the Company’s stock-based compensation expense in the condensed consolidated statement of operations and comprehensive loss (in thousands):

	Three Months Ended September 30, 2024	Period from February 6, 2024 (Inception) to September 30, 2024
Paruka warrant obligation	$7,251	$7,681
Employee warrants	1,314	1,314
Stock options	427	765
Employee stock purchase plan	9	9
Total	$9,001	$9,769